STOCKHOLDERS' DEFICIT - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants (in shares)
Outstanding at beginning	77,494	77,494
Assumed	12,990,000
Outstanding at ending	13,067,494	77,494	77,494
Exercisable at ending	13,067,494
Weighted-average Exercise Price (in $ per share)
Outstanding at beginning	$ 3.61	$ 3.61
Assumed	11.5
Outstanding at ending	11.45	$ 3.61	$ 3.61
Exercisable at ending	$ 11.45
Outstanding	4 years 7 months 6 days	8 years 2 months 12 days	9 years 2 months 12 days
Exercisable	4 years 7 months 6 days